As filed with the Securities and Exchange	Registration No. 333-167182
Commission on June 27, 2013	Registration No. 811-02512

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 7 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. [X]
(Check appropriate box or boxes.)

Variable Annuity Account B
(Exact Name of Registrant)
of

ING LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-4646
(Address and Telephone Number of Depositor’s Principal Office)

J. Neil McMurdie, Esq.
One Orange Way, C2N
Windsor, CT 06095
860-580-2824
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on July 3, 2013 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ X ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Individual Variable Annuity Contracts

                                                                      EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No.
7 is to delay the effective date of the Post-Effective Amendment No. 4 filed on February 20, 2013, Post-Effective
Amendment No. 5 filed on April 29, 2013 and Post-Effective Amendment No. 6 filed on May 30, 2013. We have received and are currently working to address Staff comments, and we will make a filing pursuant to Rule 485(a) at a future date that incorporates our responses to the comments and any required missing information or items.

                                                                        PARTS A, B and C

Parts A, B and C of this Post-Effective Amendment No. 7 incorporate by reference Parts A, B and C of Post-
Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-167182) filed on February 20,
2013, Post-Effective Amendment No. 5 filed on April 29, 2013 and Post-Effective Amendment No. 6 filed on May
30, 2013.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING Life
Insurance and Annuity Company, Variable Annuity Account B, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf in the Town of Windsor, State of Connecticut, on the
27th day of June 2013.

By:	VARABLE ANNUITY ACCOUNT B
(REGISTRANT)

By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(DEPOSITOR)

By:	Mary (Maliz) E. Beams*
Mary (Maliz) E. Beams
President (Principal Executive Officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie as
Attorney-in-Fact*

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on June 27, 2013.

Signatures	Titles

Mary (Maliz) E. Beams*	Director and President
Mary (Maliz) E. Beams	(principal executive officer)

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

Michael S. Smith*	Director
Michael S. Smith

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson	(principal accounting officer)

Senior Vice President and Chief Financial Officer
Mark Kaye*	(principal financial officer)
Mark Kaye

Signatures	Titles

Alain M. Karaoglan*	Director
Alain M. Karaoglan

Donald W. Britton*	Director
Donald W. Britton

Rodney O. Martin*	Director
Rodney O. Martin

By: /s/ J. Neil McMurdie
J. Neil McMurdie as
Attorney-in-Fact*

*Executed by J. Neil McMurdie on behalf of those indicated pursuant to Powers of Attorney.